SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

        The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The accompanying consolidated financial statements differ from the financial statements prepared by the group's individual legal entities for statutory purposes in that they reflect certain adjustments, not recorded in the accounting records of the group's individual legal entities, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. Distributable retained earnings of the Company are based on amounts reported in statutory accounts of individual entities and may significantly differ from amounts calculated on the basis of U.S. GAAP.

Principles of Consolidation

        The consolidated financial statements include the accounts of the parent company and the entities it controls. All inter-company transactions and balances within the Company have been eliminated upon consolidation.

Use of Estimates

        The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to fair values of share-based awards, financial instruments, intangible assets and goodwill, useful lives of property and equipment and intangible assets, income taxes, contingencies, accounts receivable allowance, and impairment assessments. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Foreign Currency Translation

        The functional currency of the Company's parent company is the U.S. dollar. The functional currency of the Company's operating subsidiaries is generally the respective local currency. The Company has elected the Russian ruble as its reporting currency. All balance sheet items are translated into Russian rubles based on the exchange rate on the balance sheet date and revenue and expenses are translated at monthly weighted average rates of exchange. Translation gains and losses are recorded as foreign currency translation adjustments in other comprehensive income. Foreign exchange transaction gains and losses are included in other income, net in the accompanying consolidated statements of income.

Convenience Translation

        Translations of amounts from RUB into U.S. dollars for the convenience of the reader have been made at the exchange rate of RUB 72.8827 to $1.00, the prevailing exchange rate as of December 31, 2015. No representation is made that the RUB amounts could have been, or could be, converted into U.S. dollars at such rate.

Certain Risks and Concentrations

        The Company's revenues are principally derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in users' internet preferences or advertiser spending behavior could adversely affect the Company's financial position and results of operations.

        In addition, the Company's principal business activities are within the Russian Federation. Laws and regulations affecting businesses operating in the Russian Federation are subject to frequent changes, which could impact the Company's financial position and results of operations.

        Approximately half of the Company's revenue is collected on a prepaid basis; credit terms are extended to major sales agencies and to larger loyal clients. Accounts receivable are typically unsecured and are primarily derived from revenues earned from customers located in the Russian Federation.

        No individual customer or groups of affiliated customers represented more than 10% of the Company's revenues or accounts receivable in 2013, 2014 and 2015.

        Financial instruments that potentially subject the Company to a significant concentration of credit risk consist, in addition to accounts receivable, primarily of cash, cash equivalents, debt securities and term deposits. The primary focus of the Company's treasury strategy is to preserve capital and meet liquidity requirements.

        The Company's treasury policy addresses the level of credit exposure by working with different geographically diversified banking institutions, subject to their conformity to an established minimum credit rating for banking relationships. To manage the risk exposure, the Company maintains its portfolio of investments in a variety of term deposits, highly-rated debt instruments issued by financial institutions and money market funds.

Revenue Recognition

        The Company recognizes revenues when the services have been rendered, the price is fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured. Revenue is recorded net of value added tax ("VAT").

        The Company's principal revenue streams and their respective accounting treatments are discussed below:

Advertising Revenues

        The Company's advertising revenue is generated from serving both text-based and display ads on its own websites and on Yandex ad network members' websites. Advance payments received by the Company from advertisers are recorded as deferred revenue on the Company's consolidated balance sheets and recognized as advertising revenues in the period services are provided.

        Advertising sales commissions and bonuses that are paid to agencies are accounted for as an offset to revenues and amounted to RUB 3,171, RUB 3,594 and RUB 4,113 ($56.4) in 2013, 2014 and 2015, respectively.

        In accordance with U.S. GAAP, the Company reports advertising revenue gross of fees paid to Yandex ad network members, because the Company is the primary obligor to its advertisers and retains collection risk. The Company records fees paid to ad network members as traffic acquisition costs, a component of cost of revenues.

        The Company recognizes advertising revenue based on the following principles:

Text-Based Advertising

        The Company's Yandex.Direct service offers advertisers the ability to place text-based ads on Yandex and Yandex ad network member websites targeted to users' search queries or website content. The Company recognizes as revenues fees charged to advertisers as "click-throughs" occur. A "click-through" occurs each time a user clicks on one of the text-based ads that are displayed next to the search results or on the content pages of Yandex or Yandex ad network members' websites.

Display Advertising

        The Company recognizes revenue from display advertising on its websites and on Yandex ad network member websites as "impressions" are delivered. An "impression" is delivered when an advertisement appears in pages viewed by users.

Online Payment Commissions

        The Company recognized revenue from online payment commissions until the deconsolidation of Yandex.Money on July 4, 2013. Yandex.Money earned commissions from processing electronic payment transactions for its customers. Commission revenues resulting from processing an electronic payment transaction were recognized once the transaction was complete.

Other Revenue

        The Company's other revenue primarily consists of commissions for providing information services related to the Company's Yandex.Taxi service. The Company recognizes other revenue in the period the services are provided to the users.

Cost of Revenues

        Cost of revenues primarily consists of traffic acquisition costs. Traffic acquisition costs consist of amounts ultimately paid to Yandex ad network members and to certain other partners ("distribution partners") who distribute the Company's products or otherwise direct search queries to the Company's websites. These amounts are primarily based on revenue-sharing arrangements with ad network members and distribution partners. Traffic acquisition costs are expensed as incurred. Cost of revenues also includes expenses associated with the operation of the Company's data centers, including personnel costs, rent, utilities and bandwidth costs; as well as content acquisition costs.

Product Development Expenses

        Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Company's search engine and other Company's websites and technology platforms. Product development expenses also include rent and utilities attributable to office space occupied by development staff.

        Software development costs, including costs to develop software products, are expensed before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented.

Advertising and Promotional Expenses

        The Company expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2013, 2014 and 2015, promotional and advertising expenses totaled approximately RUB 1,708, RUB 1,741 and RUB 2,738 ($37.6), respectively.

Government Funds Contributions

        The Company makes contributions to governmental pension, medical and social funds on behalf of its employees. In Russia, the amount was calculated using a regressive rate (from 30% to 10% in 2013 and 2014 and from 30% to 15% in 2015) based on the annual compensation of each employee. These contributions are expensed as incurred.

Share-Based Compensation

        The Company grants share options, share appreciation rights ("SARs"), restricted share units ("RSUs") and business unit equity awards (together, "Share-Based Awards") to its employees and consultants.

        The Company estimates the fair value of share options, SARs and business unit equity awards that are expected to vest using the Black-Scholes-Merton ("BSM") pricing model and recognizes the fair value on a straight-line basis over the requisite service period. The fair value of RSUs is measured based on the fair market values of the underlying share on the dates of grant.

        The assumptions used in calculating the fair value of Share-Based Awards represent the Company's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company's share-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected pre-vesting award forfeiture rate, as well as the probability that performance conditions that affect the vesting of certain awards will be achieved, and only recognizes expense for those shares expected to vest. The Company estimates the forfeiture rate based on historical experience of the Company's Share-Based Awards that are granted and cancelled before vesting. If the Company's actual forfeiture rate is materially different from the Company's original estimate, the share-based compensation expense could be significantly different from what the Company has recorded in the current period. Changes in the estimated forfeiture rate can have a significant effect on reported share-based compensation expense, as the effect of adjusting the forfeiture rate for all current and previously recognized expense for unvested awards is recognized in the period the forfeiture estimate is changed.

        Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award ("modification awards"). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever is higher for each reporting period.

        The Company uses the "with and without" approach in determining the order in which tax attributes are utilized. As a result, the Company only recognizes a tax benefit from Share-Based Awards in additional paid-in capital if an incremental tax benefit is realized after all other tax attributes currently available to the Company have been utilized.

Income Taxes

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry-forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as non-current.

        Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. In making such a determination, management consider all available evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

        The tax benefits of uncertain income tax positions are recognized in the financial statements if it is more likely than not that they will be sustained on audit by the tax authorities, including resolution of related appeals or litigation processes, if any.

        These tax benefits are measured as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

        The Company recognizes interest and penalties related to unrecognized income tax benefits within the provision for income taxes line in the consolidated statements of income. Accrued interest and penalties are included within the other accrued liabilities, non-current and accounts payable and accrued liabilities lines on the balance sheet together with the unrecognized income tax benefits.

Comprehensive Income

        Comprehensive income is defined as the change in equity during a period from non-owner sources. U.S. GAAP requires the reporting of comprehensive income in addition to net income. Comprehensive income of the Company includes net income and foreign currency translation adjustments. For the years ended December 31, 2013, 2014 and 2015 total comprehensive income included, in addition to net income, the effect of translating the financial statements of the Company's legal entities domiciled outside of Russia from these entities' functional currencies into Russian rubles.

        Accumulated other comprehensive income of RUB 1,023 as of December 31, 2014 and RUB 3,099 ($42.5) as of December 31, 2015 solely comprises cumulative foreign currency translation adjustment.

Fair Value of Financial Instruments

        Financial instruments carried on the balance sheet include cash and cash equivalents, term deposits, restricted cash, investments in debt and equity securities, accounts receivable, loans to employees, accounts payable, accrued liabilities and convertible debt. The carrying amounts of cash and cash equivalents, short-term deposits, current restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their respective fair values due to the short-term nature of those instruments.

Term Deposits

        Bank deposits are classified depending on their original maturity as (i) cash and cash equivalents if the original maturities are three months or less; (ii) current term deposits if the original maturities are more than three months, but no more than one year; and (iii) non-current term deposits if the original maturities are more than one year.

Investments in Debt Securities

        As the Company has both the positive intent and the ability to hold debt securities to maturity, the Company's investments in debt securities are classified as held to maturity and are measured and presented at amortized cost, except for credit-linked notes (Notes 5, 7), which are measured and presented at fair value. The interest related to investments in debt securities is reported as a part of interest income, net in the consolidated statements of income.

        The Company evaluates the investments periodically for possible other-than-temporary impairment. A decline of fair value below amortized costs of debt securities is considered an other-than-temporary impairment if the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of the entire amortized cost basis. In those instances, an impairment charge equal to the difference between the fair value and the amortized cost basis is recognized in earnings. Regardless of the Company's intent or requirement to sell a debt security, an impairment is considered other-than-temporary if the Company does not expect to recover the entire amortized cost basis; in those instances, a credit loss equal to the difference between the present value of the cash flows expected to be collected based on credit risk and the amortized cost basis of the debt security is recognized in earnings.

Investments in Equity Securities

        Investments in the stock of entities in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Company records its share of the results of these companies within the other income, net line on the consolidated statements of income. Investments in the non-marketable stock of entities in which the Company can exercise little or no influence are accounted for using the cost method. Both equity and cost method accounted investments are included in investments in non-marketable equity securities line on the consolidated balance sheets.

        The Company's marketable equity securities are classified as trading and are reported at fair value, with change in value recognized in net income.

        The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded to other income, net and a new cost basis in the investment is established.

Accounts Receivable, Net

        Accounts receivable are stated at their net realizable value. The Company provides an allowance for doubtful accounts based on management's periodic review for recoverability of accounts receivable from customers and other receivables. The Company evaluates the collectability of its receivables based upon various factors, including the financial condition and payment history of major customers, an overall review of collections experience of other accounts and economic factors or events expected to affect the Company's future collections.

Property and Equipment

        Property and equipment are recorded at cost and depreciated over their useful lives. Capital expenditures incurred before property and equipment are ready for their intended use are capitalized as assets not yet in use.

        Depreciation is computed under the straight-line method using estimated useful lives as follows:

Estimated useful lives
Servers and network equipment	3.0 years
Infrastructure systems	3.0 - 10.0 years
Office furniture and equipment	3.0 years
Buildings	10.0 - 20.0 years
Leasehold improvements	the shorter of 5.0 years or the remaining period of the lease term
Other equipment	3.0 - 5.0 years

        Land is not depreciated.

        Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

Goodwill and Intangible Assets

        Goodwill represents the excess of purchase consideration over the Company's share of fair value of the net assets of acquired businesses. During the measurement period, which may be up to one year from the acquisition date, the Company may prospectively apply adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Goodwill is not subject to amortization but is tested for impairment at least annually.

        The Company performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, a quantitative impairment test is required. Otherwise, no further testing is required.

        The quantitative impairment test is performed by comparing the carrying value of each reporting unit's net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit's carrying amount is greater than its fair value, then a second step is performed whereby the portion of the fair value that relates to the reporting unit's goodwill is compared to the carrying value of that goodwill. The Company recognizes a goodwill impairment charge for the amount by which the carrying value of goodwill exceeds its implied fair value. The Company did not recognize any goodwill impairment for the years ended December 31, 2013 and 2014. In 2015, the Company recognized goodwill impairment in the amount of RUB 576 ($7.9) related to KinoPoisk acquisition (Notes 4 and 9).

        The Company amortizes intangible assets using the straight-line method and estimated useful lives of assets ranging from 1 to 10 years, with a weighted-average life of 5.5 years:

Estimated useful lives
Acquisition-related intangible assets:
Content and software	1.0 - 10.0 years
Customer relationships	5.0 - 10.0 years
Patents and licenses	6.8 - 7.1 years
Non-compete agreements	2.0 - 5.0 years
Trade names and domain names	7.0 - 10.0 years
Workforce	4.0 years
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms

Impairment of Long-lived Assets Other Than Goodwill

        The Company evaluates the carrying value of long-lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management's estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount by which the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

Reclassifications

        Certain reclassifications have been made to prior period amounts in consolidated balance sheets and consolidated statements of cash flows to conform to the current period presentation. The Company reclassified technologies and licenses not related to business acquisitions of RUB 2,912 from property and equipment to intangible assets in the consolidated balance sheet as of December 31, 2014. The Company also reclassified amortization expenses related to these technologies and licenses in consolidated statements of cash flows for the years ended December 31, 2013 and 2014 from depreciation and amortization of property and equipment to amortization of intangible assets in the amounts of RUB 452 and RUB 762, respectively.

Recently Adopted Accounting Pronouncements

        Effective January 1, 2015, the Company adopted the FASB accounting standards update (ASU) on reporting discontinued operations and disclosures of disposals of components of an entity that changes the criteria for determining which disposals can be presented as discontinued operations and modified related disclosure requirements. Under the new guidance, a discontinued operation is defined as: (i) a disposal of a component or group of components that is disposed of or is classified as held for sale that represents a strategic shift that has or will have a major effect on an entity's operations and financial results or (ii) an acquired business or nonprofit activity that is classified as held for sale on the date of acquisition. The standard states that a strategic shift could include a disposal of (i) a major geographical area of operations, (ii) a major line of business, (iii) a major equity method investment, or (iv) other major parts of an entity. The adoption of these amendments did not have a material impact on the Company's consolidated balance sheet or results of operations.

        Effective September 30, 2015, the Company early adopted an ASU on simplification of the accounting for measurement-period adjustments. The new guidance requires the cumulative impact of measurement period adjustments, including the impact on prior periods, to be recognized in the reporting period in which the adjustment is identified. The adoption of this ASU did not have a material impact on the Company's consolidated balance sheet or results of operations. In 2015, the Company recorded measurement period adjustment to decrease goodwill in the amount of RUB 283 and to increase intangible assets and deferred tax liabilities in the amount of RUB 352 and RUB 69, respectively (Note 4).

        Effective December 31, 2015, the Company early adopted an ASU that requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of the corresponding debt liability. The new standard was applied on a retrospective basis. The adoption of this ASU did not have a material impact on the Company's consolidated balance sheet or results of operations. As of December 31, 2014, previously reported unamortized debt issuance cost was RUB 202, including RUB 48 and RUB 154 recorded in the consolidated balance sheet as prepaid expenses and long-term prepaid expenses, respectively.

        Effective December 31, 2015, the Company early adopted an ASU that requires deferred tax liabilities and assets to be classified as noncurrent on a company's balance sheet and applied it on a retrospective basis. The adoption of this ASU did not have a material impact on the Company's consolidated balance sheet or results of operations. As of December 31, 2014, previously reported current deferred tax assets were RUB 180 and current deferred tax liabilities were RUB 5.

Effect of Recently Issued Accounting Pronouncements

        In May 2014, the FASB issued an ASU on revenue from contracts with customers that will replace all current U.S. GAAP guidance on this topic and eliminate all industry-specific guidance. The new guidance (i) removes inconsistencies, and weaknesses in revenue requirements, (ii) provides a more robust framework for addressing revenue issues, (iii) improves comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets, (iv) provides more useful information to users of financial statements through improved disclosure requirements, and (v) simplifies the preparation of financial statements by reducing the number of requirements to which an entity must refer. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. Following amendments in August 2015, the guidance is effective for annual reporting periods beginning after December 15, 2017 including interim periods within that reporting period. The amendments to this guidance issued in March 2016 clarify the implementation guidance on principal versus agent considerations (reporting revenue gross versus net). The Company has not yet selected a transition method and is currently evaluating the impact of adopting this new accounting standard on its financial statements and related disclosures.

        In June 2014, the FASB issued an ASU on accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period that applies to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target could be achieved and still be eligible to vest in the award if and when the performance target is achieved. The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance as it relates to awards with performance conditions that affect vesting to account for such awards. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the periods for which the requisite service has already been rendered. The adoption of this guidance is effective for reporting periods beginning on or after December 15, 2015. The Company does not expect the adoption of this update to have a material effect on its financial statements.

        In August 2014, the FASB issued an ASU on disclosure of uncertainties about an entity's ability to continue as a going concern that requires management to assess an entity's ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term "substantial doubt", (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management's plans, (4) require certain disclosures when substantial doubt is alleviated as a result of the consideration of management's plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). The adoption of this guidance is effective for the reporting periods ending after December 15, 2016. The Company does not expect the adoption of this update to have a material effect on its financial statements.

        In January 2015, the FASB issued an ASU on extraordinary and unusual items that eliminates from U.S. GAAP the concept of extraordinary items. The adoption of this guidance is effective for reporting periods beginning on or after December 15, 2015. The Company is currently evaluating the impact of the new guidance and the method of adoption.

        In February 2015, the FASB issued an ASU which changes the consolidation analysis for variable interest entities required under U.S. GAAP. The adoption of this guidance is effective for reporting periods beginning on or after December 15, 2015. The Company is currently evaluating the impact of the new guidance and the method of adoption.

        In January 2016, the FASB issued an ASU amending the guidance on the classification and measurement of financial instruments. Although the guidance retains many current requirements, it significantly revises accounting for (1) the classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. The ASU also amends certain disclosure requirements associated with the fair value of financial instruments. The adoption of this guidance is effective for reporting periods beginning on or after December 15, 2017 with early adoption permitted for certain provisions of the ASU. The Company is currently evaluating the impact of the new guidance and the method of adoption.

        In February 2016, the FASB issued an ASU on accounting for leases which introduces a model that brings most leases on the lessee's balance sheet. For a public entity, the amendments are effective for annual reporting periods beginning after December 15, 2018, including interim periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of the new guidance and the method of adoption.

        In March 2016, the FASB issued an ASU on accounting for contingent put and call options in debt instruments which clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. Under the amendments in this ASU an entity performing the assessment is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. For public business entities, the ASU is effective for reporting periods beginning after December 15, 2016, with early adoption permitted. The ASU should be applied on a modified retrospective basis to existing debt instruments as of the beginning of the reporting year for which the amendments are effective. The Company is currently evaluating the impact of the new guidance and the method of adoption.

        In March 2016, the FASB issued an ASU which simplifies the transition to the equity method of accounting, eliminating the requirement for retroactive adjustment of the investment upon transition to the equity method. The ASU is effective for reporting periods beginning after December 15, 2016, with early adoption permitted. The ASU should be applied prospectively to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The Company is currently evaluating the impact of the new guidance and the method of adoption.